LEASES (Details)	6 Months Ended
Jun. 30, 2019 USD ($)
Leases [Abstract]
Cash paid for operating lease liabilities	$ 227,000
Weighted-average remaining lease term	3 years 2 months 12 days
Weighted-average discount rate	10.00%
Minimum future lease payments	$ 0